Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 02, 2014	Feb. 02, 2014	Feb. 03, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 583,432	$ 476,696
Accumulated depreciation	(236,717)	(195,339)	(139,457)
Property and equipment, net	427,235	388,093	337,239
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		14,176	13,919
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		330,641	288,555
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		117,194	93,693
Games
Property, Plant and Equipment [Line Items]
Property and equipment, gross		88,310	73,094
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 33,111	$ 7,435